Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value
Assets and liabilities measured at fair value on a recurring basis
		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage-backed securities	$5,027,701	$—	$4,999,849	$27,852
States and political subdivisions	248,410	—	248,410	—
Other	28,468	28,468	—	—

	$5,304,579	$28,468	$5,248,259	$27,852

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage-backed securities	$5,265,204	$—	$5,232,344	$32,860
States and political subdivisions	238,675	—	238,675	—
Other	21,136	21,136	—	—

	$5,525,015	$21,136	$5,471,019	$32,860

Reconciliation of activity for mortgage-backed securities on a net basis

The following table presents a reconciliation of activity for such mortgage-backed securities on a net basis (Dollars in thousands):

Balance at December 31, 2012	$32,860
Principal paydowns	(5,440)
Total unrealized gains (losses) included in:
Other comprehensive income	1,806
Impairment realized in earnings	(1,374)

Balance at December 31, 2013	$27,852

Assets measured at fair value on a non-recurring basis
	Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$28,391	$—	$—	$28,391	$13,229
Other real estate owned	16,329	—	—	16,329	1,204

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$11,981	$—	$—	$11,981	$295
Other real estate owned	18,749	—	—	18,749	—